April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund III, Inc. (MYI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.8%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,765	$ 5,065,398
Series A, 5.25%, 05/01/56	6,555	6,661,223
Series D, 5.00%, 03/01/55	15,340	16,339,691
Series F, 5.50%, 11/01/53	1,995	2,085,906
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,060	1,106,491
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	8,990	9,295,343
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	3,960	4,320,852
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,755	1,811,693
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	5,325	5,160,453
Series B, AMT, 4.75%, 12/01/54	2,140	1,995,561
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	7,520	7,914,505
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	685	728,236
Series A-2, 4.85%, 01/01/53	9,645	10,036,380
Series B, 5.00%, 01/01/54	9,000	9,491,321
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,610	1,621,263
		83,634,316
Alaska — 0.1%
Municipality of Anchorage, RB, Series A, 4.50%, 02/01/60	1,330	1,181,189
Arizona — 2.4%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	810	748,813
5.00%, 07/01/54	945	814,882
Series A, 5.00%, 07/01/49	1,675	1,531,036
Series A, 5.00%, 07/01/54	1,290	1,149,085
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,434,211
Series G, 5.00%, 07/01/47	715	672,752
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	2,060	2,103,642
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	760	815,424
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	90	77,291
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,685	1,598,909
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	700	674,916
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(b)	1,620	1,403,421
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	855	783,965
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 01/01/47	5,000	5,247,000
Security	Par (000)	Value
Arizona (continued)
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	$2,500	$ 2,414,884
Town of Queen Creek, COP, 5.50%, 10/01/65	11,975	12,683,966
		35,154,197
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	2,675	2,739,129
California — 9.0%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.00%, 07/01/53	2,900	3,025,986
Sustainability Bonds, 5.50%, 10/01/54	4,935	5,387,594
Series B, Sustainability Bonds, 5.00%, 03/01/56	3,040	3,243,275
Series B-2, Sustainability Bonds, 3.54%, 02/01/52	3,500	3,347,147
Series G, Sustainability Bonds, 5.00%, 11/01/55	6,125	6,282,800
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	920	1,062,793
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,965	1,734,192
California Housing Finance Agency, RB, M/F Housing, Class 3, 5.80%, 04/01/36(b)	2,120	2,102,412
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	5,205	3,018,900
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,306,953
California Municipal Finance Authority, RB, M/F Housing
6.00%, 02/01/38(a)	2,400	2,379,832
Series A, 6.10%, 12/01/37	2,400	2,408,106
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	2,735	2,531,389
California State University, Refunding RB, Series A, 4.63%, 11/01/56	7,040	7,116,831
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	1,155	1,183,267
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	4,520	4,817,343
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	230	234,252
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	4,410,015
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(c)	5,000	3,861,178
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(d)	3,975	4,099,984
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGM), 0.00%, 08/01/38(c)	7,620	4,637,885
Pleasanton Unified School District, GO, Election 2022, 4.25%, 08/01/50	2,370	2,311,030
Poway Unified School District, Refunding GO(c)
0.00%, 08/01/35	7,820	5,822,395
0.00%, 08/01/36	10,000	7,141,815
0.00%, 08/01/46	10,000	4,083,703
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	8,000	5,442,971
Series C, Election 2004, 0.00%, 08/01/38	12,940	8,398,754

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Sacramento Metropolitan Fire District, GO, Series A, Election 2024, 4.00%, 08/01/55	$1,485	$ 1,362,560
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/51	2,880	2,545,758
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	3,004,563
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/44	14,215	14,527,774
Series D, AMT, 5.25%, 05/01/55	1,595	1,655,002
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/42(c)	2,000	1,026,640
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,023
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	6,545	4,417,496
		129,942,618
Colorado — 1.6%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	1,025	1,024,920
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/48	1,800	1,803,289
Series D, AMT, 5.75%, 11/15/37	5,000	5,647,739
Series D, AMT, 5.75%, 11/15/45	425	461,019
Colorado Health Facilities Authority, RB
5.00%, 11/01/42	2,500	2,625,359
5.50%, 11/01/47	570	601,817
5.25%, 11/01/52	3,110	3,204,957
Colorado Housing and Finance Authority, RB, M/F Housing, Series A-1, 4.70%, 10/01/54	3,425	3,375,799
Denver Convention Center Hotel Authority, Refunding RB, Series A, 5.00%, 12/01/40	3,605	3,608,022
		22,352,921
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 05/15/54	2,295	2,476,752
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.50%, 07/01/55	3,230	3,427,396
		5,904,148
District of Columbia — 2.1%
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,190	1,257,978
District of Columbia, Refunding RB, 5.00%, 10/01/48	105	104,746
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/49	1,430	1,480,926
Series A, AMT, 5.50%, 10/01/55	4,800	5,066,151
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/33(c)	6,590	5,070,397
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/34(c)	4,830	3,554,260
Series B, 2nd Senior Lien, (PSF), 0.00%, 10/01/35(c)	6,515	4,582,797
Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB (continued)
Series B, Subordinate, 4.00%, 10/01/49	$1,790	$ 1,584,117
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	5,195	4,934,337
Series A, Sustainability Bonds, 4.13%, 07/15/47	2,465	2,357,499
		29,993,208
Florida — 9.4%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	1,640	1,405,570
Series A, 5.00%, 06/01/55	1,475	1,237,603
Series A, 5.50%, 06/01/57	500	448,662
Celebration Pointe Community Development District No. 1, SAB(e)(f)
5.00%, 05/01/32	1,100	880,000
5.00%, 05/01/48	3,280	2,624,000
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series B, 5.50%, 09/01/48	5,595	6,113,982
Series B, 5.50%, 09/01/53	3,370	3,628,560
City of Lakeland Florida Department of Electric Utilities, Refunding RB, 4.25%, 10/01/48	5,000	4,851,368
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/40(c)	2,290	1,215,988
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	2,115	1,768,604
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/44	545	556,608
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	3,300	2,896,577
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	210	206,038
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	2,950	3,058,364
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55	10,825	11,365,659
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	6,430	6,507,281
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 5.00%, 10/01/55	3,740	3,858,656
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/38	1,800	1,909,904
Series A, AMT, 5.25%, 10/01/52	5,980	6,081,811
Series B-2, AMT, Subordinate, 4.00%, 10/01/50	3,500	3,042,497
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	9,915	10,100,618
(AGM), 5.75%, 09/01/54	1,825	1,958,541
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	13,925	14,133,512
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/56	105	96,838
AMT, 5.00%, 05/01/29(b)	1,500	1,511,257
Florida Development Finance Corp., Refunding RB
AMT, (PSF), 5.00%, 07/01/44	3,560	3,464,097
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB (continued)
AMT, (PSF), 5.25%, 07/01/47	$800	$ 799,445
Florida Housing Finance Corp., RB, S/F Housing
Series 5, (BAM), 5.00%, 07/01/50	2,585	2,617,095
Series 5, (PSF), 5.05%, 01/01/56	1,665	1,684,084
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/34	5,060	5,328,897
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	2,950	2,696,700
Kindred Community Development District II, SAB, 5.88%, 05/01/54	500	513,681
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	100	100,560
5.25%, 05/01/37	470	475,055
5.38%, 05/01/47	770	772,150
6.30%, 05/01/54	1,323	1,395,028
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	1,020	1,022,909
Series B-3, 4.13%, 11/15/29	1,060	1,061,063
Miami-Dade County Educational Facilities Authority, RB, Series C, 5.25%, 11/15/49	920	971,147
Miami-Dade County Expressway Authority, Refunding RB, Series A, (FHLMC, FNMA, GNMA), 5.00%, 07/01/35	8,900	8,908,359
Orange County Health Facilities Authority, RB
4.00%, 10/01/52	2,000	1,720,493
Series A, 5.00%, 10/01/53	1,495	1,525,363
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	1,925	1,999,113
Parker Road Community Development District, Refunding SAB, 3.88%, 05/01/40	900	801,402
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/48	605	592,259
Seminole Improvement District, RB
5.00%, 10/01/32	230	236,750
5.30%, 10/01/37	260	270,165
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (PSF), 3.00%, 07/01/51	1,000	711,824
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	790	791,800
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,605	1,627,661
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	700	695,894
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	640	623,889
4.13%, 05/01/38	630	608,725
		135,474,106
Georgia — 2.5%
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	1,145	1,193,331
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,820	1,813,966
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)(e)(f)	1,005	603,000
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	530	460,294
Security	Par (000)	Value
Georgia (continued)
Georgia Housing & Finance Authority, RB, S/F Housing, Series G, (GTD), 4.90%, 12/01/50	$4,350	$ 4,391,048
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/37	1,500	1,619,819
Series A, 5.00%, 06/01/53(a)	10,510	11,040,665
Series B, 5.00%, 07/01/53(a)	2,915	3,081,699
Series C, 5.00%, 09/01/53(a)	2,445	2,589,073
Main Street Natural Gas, Inc., Refunding RB(a)
Series E-1, 5.00%, 12/01/53	3,000	3,199,853
Series E-2, 4.14%, 12/01/53	5,565	5,716,508
		35,709,256
Idaho — 0.7%
Idaho Health Facilities Authority, Refunding RB, Series A, 4.38%, 03/01/53	1,360	1,287,835
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	8,410	8,929,796
		10,217,631
Illinois — 10.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/40	1,000	988,419
Series A, 5.75%, 12/01/50	3,000	2,976,533
Series A, 6.25%, 12/01/50	3,320	3,485,777
Series C, 5.25%, 12/01/35	1,440	1,434,093
Series D, 5.00%, 12/01/46	5,485	5,046,436
Chicago Board of Education, Refunding GO
Series B, 5.00%, 12/01/36	1,300	1,312,245
Series B, 6.00%, 12/01/43	2,275	2,426,541
Series G, 5.00%, 12/01/34	1,315	1,317,734
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.50%, 01/01/48	7,000	6,735,018
Class A, AMT, Senior Lien, (BAM), 5.50%, 01/01/53	6,900	7,109,408
Series E, AMT, Senior Lien, 5.50%, 01/01/60	11,020	11,407,134
Series A, Senior Lien, 5.25%, 01/01/61	6,530	6,762,774
Series B, Senior Lien, 4.50%, 01/01/56	2,420	2,296,630
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	4,250	4,215,247
Series B, Senior Lien, 5.50%, 01/01/59	3,990	4,207,778
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, (SAP), 5.00%, 12/01/46	4,565	4,582,573
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(g)	1,585	1,600,336
Series C, 4.00%, 02/15/41	15	14,734
Illinois Housing Development Authority, RB, S/F Housing
Series G, Sustainability Bonds, (PSF), 4.85%, 10/01/42	985	1,024,412
Series N, Sustainability Bonds, (PSF), 6.25%, 04/01/54	2,985	3,240,432
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	1,000	1,041,624
Series A, 4.00%, 01/01/46	1,105	1,043,266
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	870	858,827
Series A, (BAM), 0.00%, 12/15/33(c)	20,000	15,293,150
Series A, (FNMA, GNMA), 0.00%, 12/15/34(c)	41,880	30,695,917
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM), 0.00%, 12/15/56(c)	8,755	1,888,473
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (FNMA), 0.00%, 06/15/44	14,605	6,579,900
Series B, (BAM), 0.00%, 06/15/47	8,000	2,935,945

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO
Series B, 5.25%, 05/01/43	$2,140	$ 2,257,823
Series C, 5.50%, 04/01/51	6,800	7,110,325
Series D, 5.00%, 11/01/27	6,965	7,182,825
Series E, 5.00%, 09/01/43	3,245	3,416,393
		152,488,722
Indiana — 1.0%
Avon Community School Building Corp., RB, (ST INTERCEPT), 5.50%, 01/15/43	1,500	1,648,736
Indiana Finance Authority, RB, Series A, 1st Lien, Sustainability Bonds, 4.00%, 10/01/51	2,025	1,833,375
Indiana Finance Authority, Refunding RB
Class A, 5.50%, 10/01/50	2,180	2,309,878
Series C, 5.25%, 10/01/46	3,910	4,182,184
Series C, 5.25%, 10/01/47	1,350	1,434,906
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	3,315	3,442,903
		14,851,982
Iowa — 0.1%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	850	797,723
Kansas — 0.5%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,531,963
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (NPFGC-IBC), 4.00%, 09/01/52	260	232,019
Kansas Development Finance Authority, RB, Series A, 4.13%, 05/01/41	3,610	3,645,648
University of Kansas Hospital Authority, Refunding RB, 5.50%, 03/01/54	1,830	1,951,467
		7,361,097
Kentucky — 2.3%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	475	440,553
Kentucky Public Energy Authority, Refunding RB(a)
Series A-1, 5.25%, 04/01/54	11,055	11,792,356
Series B, 5.00%, 01/01/55	8,285	8,781,960
Kentucky Public Transportation Infrastructure Authority, RB, CAB(d)
Convertible, 6.60%, 07/01/39	8,225	9,334,346
Convertible, 6.75%, 07/01/43	1,200	1,347,760
University of Kentucky, RB, Class A, 5.00%, 04/01/55	1,610	1,637,751
		33,334,726
Louisiana — 0.6%
Louisiana Public Facilities Authority, RB
AMT, 5.75%, 09/01/64	2,075	2,131,680
AMT, 5.00%, 09/01/66	3,070	2,937,529
Louisiana Public Facilities Authority, Refunding RB, Series A, 4.00%, 12/15/27(g)	60	61,195
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	2,630	2,788,433
Port New Orleans Board of Commissioners, ARB, Series E, AMT, 5.00%, 04/01/44	1,345	1,365,929
		9,284,766
Maryland — 0.5%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	547,457
Security	Par (000)	Value
Maryland (continued)
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	$4,165	$ 4,145,058
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.25%, 07/01/50	2,000	2,072,363
Maryland Stadium Authority, RB, 5.00%, 06/01/54	1,050	1,083,096
		7,847,974
Massachusetts — 1.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	1,335	1,372,226
Commonwealth of Massachusetts, GOL
Series D, 5.00%, 10/01/50	6,285	6,538,214
Series E, 5.00%, 11/01/49	3,790	3,936,105
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	4,920	4,919,869
Massachusetts Development Finance Agency, Refunding RB
4.13%, 10/01/42(b)	470	444,387
5.50%, 07/01/55	3,435	3,641,464
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	350	346,933
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,110	1,136,807
		22,336,005
Michigan — 3.4%
Great Lakes Water Authority Water Supply System Revenue, RB, Series D, 2nd Lien, 5.50%, 07/01/55	11,740	12,459,562
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	7,065	7,260,737
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	1,200	1,038,659
4.00%, 11/15/46	2,640	2,363,212
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	8,405	8,600,295
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.50%, 06/01/53	3,760	3,960,094
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	2,845	2,868,286
AMT, 5.00%, 06/30/48	10,080	9,970,935
		48,521,780
Minnesota — 0.6%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,995	1,792,883
Series A, 5.25%, 02/15/58	1,480	1,483,242
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	656,165
Minnesota Housing Finance Agency, RB, S/F Housing
Series M, Sustainability Bonds, (AGM), 5.10%, 07/01/42	2,760	2,931,357
Series M, Sustainability Bonds, (GNMA), 6.00%, 01/01/53	2,310	2,451,693
		9,315,340
Missouri — 1.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 04/01/45	7,465	7,044,302
Series A, 4.00%, 02/15/49	2,630	2,283,647
Series A, 4.25%, 04/01/55	4,390	4,137,642
Series A, Class P, 5.25%, 02/01/54	665	665,603
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Missouri (continued)
Kansas City Industrial Development Authority, ARB
Class B, AMT, (NPFGC), 5.00%, 03/01/49	$640	$ 644,734
Class B, AMT, (AGM), 5.00%, 03/01/55	640	641,768
Missouri Housing Development Commission, RB, S/F Housing, Series C, (PSF), 4.70%, 11/01/54	5,870	5,884,319
		21,302,015
Montana — 0.0%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	295	262,142
Nebraska — 0.2%
Nebraska Investment Finance Authority, RB, S/F Housing
Series E, Sustainability Bonds, (AGM), 4.70%, 09/01/49	1,000	992,364
Series G, Sustainability Bonds, (NPFGC), 4.70%, 09/01/51	1,450	1,446,982
		2,439,346
Nevada — 0.3%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	360	345,886
4.00%, 06/01/44	960	875,462
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/55	1,405	1,485,928
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,610	1,593,231
		4,300,507
New Hampshire — 2.3%
New Hampshire Business Finance Authority, RB, Series A, Sustainability Bonds, 5.50%, 06/01/55	12,955	13,402,542
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	3,395	3,490,700
1st Series, Subordinate, 5.13%, 01/28/43(a)	1,840	1,853,192
Series 2025, Subordinate, 5.15%, 09/28/37	5,250	5,241,094
Class A-1, Sustainability Bonds, 0.00%, 11/20/42(a)	7,194	7,010,097
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,996	1,991,023
		32,988,648
New Jersey — 6.9%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	6,340	6,635,014
New Jersey Economic Development Authority, ARB, Series A, AMT, 5.63%, 11/15/30	1,530	1,532,244
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	1,740	1,833,075
Series EEE, 5.00%, 06/15/48	3,815	3,878,324
AMT, 5.13%, 01/01/34	2,980	2,985,200
AMT, 5.38%, 01/01/43	14,920	14,936,730
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,792,086
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,251,317
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1-B, AMT, 4.50%, 12/01/45	305	308,077
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	6,220	6,345,632
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	780	780,749
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 5.00%, 06/15/50	$1,765	$ 1,831,705
Series BB, 5.00%, 06/15/46	7,310	7,672,166
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/35	10,000	7,146,905
Series A, 0.00%, 12/15/38	7,260	4,520,966
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	14,170	14,281,178
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	6,605	7,051,037
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,565	3,531,859
Sub-Series B, 5.00%, 06/01/46	10,330	10,042,581
		99,356,845
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	425	421,316
New York — 12.0%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,970	1,972,687
City of New York, GO
Series D, 4.00%, 04/01/50	2,525	2,310,043
Series G-1, 5.25%, 02/01/53	1,230	1,285,325
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	6,395	5,198,039
Metropolitan Transportation Authority, Refunding RB
Series A-1, Sustainability Bonds, 5.25%, 11/15/57	3,050	3,058,305
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	515	519,655
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	760	771,491
New York City Housing Development Corp., RB, M/F Housing
Series A-1, Sustainability Bonds, 5.00%, 11/01/60	4,120	4,153,501
Series D, Sustainability Bonds, (FHLMC), 5.00%, 05/01/56	12,555	12,598,738
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	2,175	2,290,923
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	370	359,377
Series DD, 4.13%, 06/15/47	3,310	3,172,964
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.25%, 05/01/52	2,280	2,394,948
Series C-1, Subordinate, 4.00%, 02/01/43	20	19,464
Series E, Subordinate, 5.00%, 11/01/53	725	742,624
Series F-1, Subordinate, 4.00%, 02/01/51	3,200	2,922,844
Series H-1, Subordinate, 5.00%, 11/01/50	1,370	1,411,356
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	5,325	4,943,466
Series A, 6.25%, 06/01/41(b)	4,715	4,629,900
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	315	235,717
Class 2, 5.38%, 11/15/40(b)	1,995	1,996,301
Series A, Sustainability Bonds, (BAM), 3.00%, 11/15/51	9,800	7,138,102
Series A, Sustainability Bonds, 3.00%, 11/15/51	415	303,414
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	2,150	2,223,556
Series A, 4.00%, 03/15/54	4,050	3,636,603

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	$3,325	$ 3,059,310
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	2,930	3,102,259
Series A, AMT, 5.25%, 01/01/50	2,360	2,360,165
AMT, Sustainability Bonds, 6.00%, 06/30/55	8,790	9,300,176
AMT, Sustainability Bonds, 6.00%, 06/30/59	4,940	5,208,956
AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 06/30/60	4,395	4,694,596
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	4,180	4,365,435
AMT, 4.00%, 04/30/53	1,175	1,019,930
AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.25%, 06/30/60	12,830	12,995,061
AMT, Sustainability Bonds, 5.38%, 06/30/60	9,950	10,102,481
AMT, Sustainability Bonds, 5.50%, 06/30/60	5,070	5,101,576
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (Q-SBLF), 5.25%, 12/31/54	6,730	6,809,625
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/39	2,500	2,632,684
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	13,145	12,110,817
Series A, 5.25%, 05/15/52	1,725	1,808,513
Series A, 4.13%, 05/15/53	2,770	2,562,255
Triborough Bridge & Tunnel Authority, RB
Class A, 5.25%, 12/01/48	5,125	5,481,144
Series A-1, 4.00%, 11/15/54	1,415	1,264,529
Series D-2, Senior Lien, Sustainability Bonds, 5.50%, 05/15/52	6,500	6,902,392
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,379,410
		173,550,657
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	3,015	3,028,772
North Dakota — 0.9%
City of Grand Forks North Dakota, RB
Series A, (AGM), 5.00%, 12/01/48	640	650,877
Series A, (HUD SEC 8), 5.00%, 12/01/53	1,125	1,138,124
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	3,030	3,010,069
Series C, Sustainability Bonds, 4.75%, 07/01/49	8,015	8,019,295
		12,818,365
Ohio — 1.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	830	720,342
Series B-2, Class 2, 5.00%, 06/01/55	11,975	9,497,623
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	530	577,500
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	4,420	3,903,062
		14,698,527
Security	Par (000)	Value
Oklahoma — 0.7%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	$1,625	$ 1,620,434
Oklahoma Municipal Power Authority, Refunding RB, Series A, (BAM-TCRS), 5.25%, 01/01/56	3,760	3,975,016
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	4,070	4,294,453
		9,889,903
Oregon — 0.4%
Clackamas County School District No. 12 North Clackamas, GO, CAB(c)
Series A, (HUD SECT 8), 0.00%, 06/15/27(g)	300	178,115
Series A, (AGM), 0.00%, 06/15/38	2,500	1,463,052
Port of Portland Oregon Airport Revenue, Refunding ARB, series 29, AMT, Sustainability Bonds, 5.50%, 07/01/53	3,495	3,655,590
		5,296,757
Pennsylvania — 9.5%
Allegheny County Airport Authority, ARB
Series A, AMT, (FNMA), 5.50%, 01/01/48	1,020	1,071,405
Series A, AMT, (FNMA), 5.50%, 01/01/53	1,330	1,385,161
Series A, AMT, (FNMA), 4.00%, 01/01/56	605	520,733
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	3,965	4,108,506
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/47	3,650	3,688,902
Series C, (PSF), 5.25%, 09/01/54	7,835	8,241,788
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (FHLMC, FNMA, GNMA), 4.50%, 09/01/48	2,785	2,803,716
Geisinger Authority, Refunding RB, 4.00%, 04/01/50	5,000	4,370,713
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	2,940	2,962,817
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,000	1,001,651
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	4,510	3,834,589
Class B, 5.00%, 05/01/57	5,000	4,972,282
5.00%, 09/01/48	345	346,577
Series B, (AGM), 4.00%, 05/01/52	4,585	4,054,298
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	1,545	1,560,352
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	4,172,069
New York Energy Finance Development Corp., RB, Series B, 5.25%, 12/01/44	1,500	1,624,422
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	9,320	9,323,426
AMT, 5.50%, 06/30/43	985	1,044,543
AMT, 5.75%, 06/30/48	1,645	1,721,159
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.50%, 12/15/51	5,015	4,723,229
Series A, 5.25%, 12/15/51	4,600	4,797,613
AMT, 5.50%, 11/01/44	1,035	1,035,625
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/55	2,140	1,915,565
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B-1, (AGM), 5.00%, 11/01/51	$2,155	$ 2,195,841
Series B2, 4.38%, 11/01/54	4,875	4,444,345
Series B2, 5.50%, 11/01/54	2,490	2,579,354
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.45%, 04/01/51	6,555	6,774,639
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	8,170	8,838,038
Series 148A, Sustainability Bonds, 4.75%, 10/01/50	10,000	10,044,558
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	4,740	4,748,774
Series C, 5.25%, 12/01/54	8,000	8,465,001
Pennsylvania Turnpike Commission, Refunding RB, Series 2017-3, Subordinate, 5.00%, 12/01/40	2,330	2,381,129
Philadelphia Authority for Industrial Development, RB
5.25%, 11/01/52	2,440	2,499,792
Series A, 4.00%, 07/01/49	4,315	3,954,153
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	4,580	4,808,508
School District of Philadelphia, GOL, Series A, (AGM), 5.50%, 09/01/48	710	753,990
		137,769,263
Puerto Rico — 3.5%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	1,435	1,510,201
Series A-1, Restructured, 5.75%, 07/01/31	1,295	1,399,692
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,122	2,976,611
Series A-1, Restructured, 5.00%, 07/01/58	20,922	20,321,643
Series A-2, Restructured, 4.78%, 07/01/58	6,288	5,990,513
Series A-2, Restructured, 4.33%, 07/01/40	152	150,278
Series B-1, Restructured, 4.75%, 07/01/53	937	893,365
Series B-1, Restructured, 5.00%, 07/01/58	6,927	6,686,215
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,201,342
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	24,961	8,897,186
		50,027,046
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., RB, 5.00%, 11/01/53	6,170	6,289,401
South Carolina — 3.1%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,235	3,468,456
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	7,215	7,743,964
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	1,290	1,154,203
Series A, 5.50%, 11/01/48	1,420	1,515,117
Series A, 5.50%, 11/01/49	8,520	9,064,859
Series A, 5.50%, 11/01/50	670	709,545
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.00%, 11/15/47	1,050	1,048,767
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	650	585,770
South Carolina Public Service Authority, Refunding RB
Series A, 5.25%, 12/01/50	6,455	6,833,070
Series A, (AGM), 5.00%, 12/01/55	3,465	3,540,765
Security	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, Refunding RB (continued)
Series B, 5.00%, 12/01/46	$5,920	$ 6,206,199
Series B, 5.00%, 12/01/51	2,110	2,147,185
		44,017,900
South Dakota — 0.2%
South Dakota Housing Development Authority, Refunding RB, S/F Housing, Series A, (AGM), 4.70%, 05/01/50	3,410	3,387,216
Tennessee — 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/54	7,775	6,989,879
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	2,010	2,127,943
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	3,830	4,053,531
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.50%, 07/01/42	2,000	2,170,851
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,640	1,742,758
		17,084,962
Texas — 11.4%
Alamo Heights Independent School District, GO, (BAM- TCRS), 4.00%, 02/01/51	2,415	2,212,349
Arlington Higher Education Finance Corp., RB(b)(e)(f)
7.50%, 04/01/62	2,645	1,322,500
7.88%, 11/01/62	2,250	1,350,000
Aubrey Independent School District, GO, (BAM), 4.00%, 02/15/52	1,500	1,346,652
City of Austin Texas Airport System Revenue, Refunding ARB, Series B, 11/15/56(h)	9,040	9,282,201
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	3,935	4,059,268
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	8,025	7,340,625
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	3,410	3,583,181
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	300	322,127
Series B, AMT, 5.50%, 07/15/37	1,035	1,106,906
Series B, AMT, 5.50%, 07/15/38	310	330,088
Series B, AMT, 5.50%, 07/15/39	600	634,332
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, (SAW), 5.25%, 07/01/48	1,745	1,812,168
Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	9,770	10,299,956
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	2,385	2,387,525
Series A, AMT, 5.00%, 07/01/27	690	700,532
City of Houston Texas Hotel Occupancy Tax & Special Revenue, Refunding RB, Series C, 1st Lien, 5.50%, 09/01/58	6,495	6,818,565
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	6,090	6,466,429
Series A, 4.13%, 03/01/51	2,000	1,835,463
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	905	986,458

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Hutto Texas, GOL, (FHLMC, FNMA, GNMA), 4.13%, 08/01/49	$2,135	$ 2,002,886
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series E, 5.25%, 02/01/49	4,500	4,759,904
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF), 4.13%, 08/15/49	1,155	1,065,276
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	13,865	12,742,416
County of Harris Texas, GOL, 4.00%, 09/15/49	3,480	3,213,149
Dallas Independent School District, Refunding GO, (AGM), 4.00%, 02/15/53	1,600	1,458,789
Del Valle Independent School District Texas, GO, (GTD), 4.00%, 06/15/47	2,795	2,633,771
Eagle Mountain & Saginaw Independent School District, GO, (FNMA), 4.00%, 08/15/54	850	763,045
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	665	665,913
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	6,600	6,049,997
Hurst-Euless-Bedford Independent School District, GO, (AGM), 4.00%, 08/15/50	6,475	5,864,760
Leander Independent School District, Refunding GO, Series A, (AGM-CR), 5.00%, 08/15/50	1,345	1,403,833
Longview Independent School District, GO, (GTD), 4.00%, 02/15/49	1,120	1,033,300
Midland County Fresh Water Supply District No. 1, Refunding RB, Series A, 0.00%, 09/15/27(c)(g)	5,810	3,608,096
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	6,420	6,955,523
Series A, 5.00%, 08/15/50(b)	1,385	1,187,110
Northwest Independent School District, GO
(FHLMC, FNMA, GNMA), 5.00%, 02/15/49	7,635	7,906,845
(AGM), 5.25%, 02/15/55	4,225	4,437,133
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	3,070	3,157,373
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	3,250	3,250,980
Tarrant Regional Water District, RB, 4.25%, 09/01/55	2,855	2,611,634
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	735,828
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (SAW), 5.00%, 09/01/48	1,620	1,649,479
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,740	6,154,228
Texas State Technical College, RB, (PSF), 5.50%, 08/01/42	3,335	3,693,224
Waller Consolidated Independent School District, GO, Series A, (FHLMC, FNMA, GNMA), 4.00%, 02/15/53	3,300	2,980,418
Ysleta Independent School District, GO, (NPFGC), 4.25%, 08/15/56	9,670	8,978,267
		165,160,502
Utah — 1.9%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	885	900,088
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	6,100	6,196,202
Series A, AMT, 5.25%, 07/01/48	5,780	5,824,003
Series A, AMT, 5.50%, 07/01/55	4,685	4,935,571
Security	Par (000)	Value
Utah (continued)
County of Utah, RB, Series B, 4.00%, 05/15/47	$2,650	$ 2,398,018
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	3,960	4,239,627
Series B, 2nd Lien, (Remove), 5.50%, 06/01/50	1,550	1,682,249
Series B, 2nd Lien, (FNMA), 5.50%, 06/01/55	1,405	1,504,211
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	190	186,420
		27,866,389
Virginia — 1.0%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	724	716,077
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(d)	1,739	1,612,977
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	2,845	2,899,981
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	6,320	5,287,292
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/49	1,035	1,036,171
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,555	2,469,933
		14,022,431
Washington — 2.4%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.32%, 01/01/40(a)	1,325	1,317,898
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	15,500	15,570,032
Series B, AMT, Intermediate Lien, 5.50%, 10/01/50	2,525	2,697,020
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/47	4,350	4,453,990
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,040	1,071,031
Washington Health Care Facilities Authority, Refunding RB
4.00%, 09/01/50	2,000	1,709,959
Series A, 5.00%, 08/01/44	1,750	1,786,655
Series A, 5.50%, 09/01/55	1,285	1,352,228
Washington State Housing Finance Commission, RB, M/F Housing(a)
Series A-1, 0.00%, 11/20/41	2,022	1,949,456
Series 2, Class 1, Sustainability Bonds, 4.22%, 03/01/50	1,758	1,714,311
Washington State Housing Finance Commission, Refunding RB, Series A, 5.00%, 07/01/48	400	395,933
		34,018,513
Wisconsin — 2.4%
Public Finance Authority, RB
Class A, 4.25%, 06/15/31(b)	270	258,669
Class A, 5.00%, 06/15/41(b)	895	817,900
Class A, 5.00%, 06/15/51(b)	590	489,286
Series A, 5.00%, 06/01/36(b)	200	185,618
Series A, 5.00%, 06/01/51(b)	680	523,601
Series A, 5.00%, 06/01/61(b)	870	639,864
AMT, 5.75%, 06/30/60	205	209,991
AMT, 6.50%, 06/30/60	1,240	1,364,920
AMT, 5.75%, 12/31/65	10,320	10,548,820
AMT, 6.50%, 12/31/65	5,880	6,467,845
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	845	792,156
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB (continued)
5.25%, 11/15/55	$925	$ 937,271
Series B, AMT, 5.00%, 07/01/42	1,000	1,000,251
Wisconsin Health & Educational Facilities Authority, RB, Class A, 5.50%, 02/15/54	6,120	6,362,411
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,000	2,619,503
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (AGM), 4.85%, 09/01/43	1,400	1,441,717
Series C, Sustainability Bonds, (PSF), 4.75%, 03/01/51	305	306,116
		34,965,939
Wyoming — 0.1%
University of Wyoming, RB, Series C, (GNMA), 4.00%, 06/01/51	1,690	1,514,258
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	500	503,818
		2,018,076
Total Municipal Bonds — 118.8% (Cost: $1,670,376,413)		1,715,424,272
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 2.3%
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, Series B, 5.00%, 11/15/46	11,790	11,792,792
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	10,000	10,911,243
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54	10,000	10,514,570
		33,218,605
California — 0.7%
Los Angeles Unified School District, GO, Series QRR, Sustainability Bonds, 5.25%, 07/01/47	9,750	10,436,731
Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/47	10,300	9,365,694
District of Columbia — 3.2%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	4,560	4,766,759
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/50	12,097	12,314,634
Series A, AMT, 5.50%, 10/01/54	5,180	5,423,427
Series A, AMT, 5.50%, 10/01/55	8,340	8,802,437
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, 5.50%, 07/15/60	13,660	14,590,512
		45,897,769
Florida — 4.2%
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/49	14,090	14,389,963
Security	Par (000)	Value
Florida (continued)
City of Melbourne Florida Water & Sewer Revenue, RB, Series 2023-ZF, 5.00%, 11/15/50	$3,090	$ 3,205,776
City of Tallahassee, RB, Series 2025-ZF, 5.25%, 10/01/55	3,320	3,475,300
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	10,500	10,505,542
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	2,735	2,827,361
Greater Orlando Aviation Authority, ARB, AMT, Subordinate, 5.25%, 10/01/51(j)	9,759	10,121,553
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	9,830	10,460,224
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54(j)	5,793	6,155,217
		61,140,936
Georgia — 0.2%
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55(j)	3,500	3,634,821
Illinois — 3.5%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Second Lien, (BAM), 5.00%, 12/01/46	10,000	10,346,842
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 07/15/42	20,000	20,376,682
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	8,000	8,282,518
Series A, 5.00%, 01/01/46	10,470	10,930,054
		49,936,096
Massachusetts — 2.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/53	10,010	10,319,939
Commonwealth of Massachusetts, GO, Series 2024, 5.00%, 12/01/51	16,200	16,891,687
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 04/01/55	6,620	6,850,849
		34,062,475
Michigan — 0.2%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	2,551	2,610,091
Minnesota — 0.6%
Minneapolis-St. Paul Metropolitan Airports Commission, ARB, AMT, Subordinate, 5.25%, 01/01/49	8,109	8,306,537
Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(j)	10,000	8,690,713
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49	3,068	3,035,180
		11,725,893
New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	7,380	7,588,086
New Jersey Turnpike Authority, RB, Series B, 5.25%, 01/01/49	5,255	5,609,280
		13,197,366
New York — 13.8%
City of New York, GO, Series B, 5.25%, 10/01/47	2,940	3,077,351
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	7,790	8,414,639

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., Refunding RB (continued)
5.00%, 03/15/43	$10,000	$ 10,688,577
5.00%, 03/15/44	8,280	8,792,373
New York City Housing Development Corp., Series 2025-ZF, 5.00%, 11/01/55	4,200	4,245,058
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(j)	2,460	2,464,623
New York City Municipal Water Finance Authority, RB, Series AA, Subordinate, 5.00%, 06/15/51(j)	6,135	6,360,452
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/55	7,173	7,511,760
Series C, 5.25%, 05/01/48	4,240	4,468,347
Series C-1, Subordinate, 5.00%, 05/01/50	8,413	8,655,958
Series D-1, 5.25%, 11/01/43	12,040	13,014,135
Series D-1, 5.50%, 11/01/45	5,900	6,388,650
Series H-1, Subordinate, 5.00%, 11/01/50	11,060	11,393,864
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	6,627	6,900,210
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/41	9,795	10,076,973
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/47(j)	4,630	4,864,248
Series A, 5.00%, 03/15/53(j)	3,118	3,210,050
Series E, 5.00%, 03/15/46	3,940	4,036,624
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.13%, 06/30/60	10,000	10,045,339
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/47(j)	3,860	3,987,877
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	10,572	9,778,901
Series A, 4.25%, 05/15/58	16,737	15,860,935
Series A-1, 4.13%, 05/15/64	5,150	4,659,291
Triborough Bridge & Tunnel Authority, RB
Series A, 5.50%, 11/15/57	14,906	15,740,405
Series D-2, Senior Lien, Sustainability Bonds, 5.25%, 05/15/47	9,810	10,372,886
Triborough Bridge & Tunnel Authority, Refunding RB, Series B-1, Sustainability Bonds, 5.25%, 05/15/54	3,758	3,949,316
		198,958,842
Ohio — 2.5%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/55(j)	20,000	20,950,098
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	15,025	15,161,710
		36,111,808
Oregon — 1.3%
Port of Portland Oregon Airport Revenue, Refunding ARB
Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,232	7,642,128
Security	Par (000)	Value
Oregon (continued)
Port of Portland Oregon Airport Revenue, Refunding ARB (continued)
Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/45	$10,560	$ 11,228,126
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, 4.95%, 07/01/30	600	604,916
		19,475,170
Pennsylvania — 3.0%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	8,053	8,437,485
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	4,219	4,564,360
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	17,380	17,388,329
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49(j)	3,000	2,981,870
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	10,005	10,433,525
		43,805,569
South Carolina — 2.0%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54	26,458	28,397,600
Texas — 4.4%
Austin Community College District, Refunding GOL, 5.25%, 08/01/55	5,260	5,529,317
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	7,858	8,284,293
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/49	13,298	14,029,982
Series A, 5.50%, 02/01/50(j)	2,474	2,638,906
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	9,480	9,839,593
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27	8,925	9,069,819
North Texas Municipal Water District, RB, Series 2025- ZF, 5.00%, 06/01/50(j)	10,356	10,725,457
Terrell Independent School District, GO, (AGM), 5.25%, 08/01/55(j)	3,220	3,407,888
		63,525,255
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/53(j)	4,061	4,243,150
Washington — 2.0%
City of Everett Washington Water & Sewer Revenue, 5.00%, 12/01/50	10,370	10,737,976
Port of Seattle Washington, Refunding ARB
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	11,970	12,474,860
Series C, AMT, 5.00%, 08/01/46	5,390	5,526,441
		28,739,277
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.9% (Cost: $692,453,461)		706,789,685

Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(k)	43,282	$ 75,744
Total Warrants — 0.0% (Cost: $ — )		75,744
Total Long-Term Investments — 167.7% (Cost: $2,362,829,874)		2,422,289,701
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(l)(m)	27,887,912	27,890,701
Total Short-Term Securities — 1.9% (Cost: $27,890,262)		27,890,701
Total Investments — 169.6% (Cost: $2,390,720,136)		2,450,180,402
Liabilities in Excess of Other Assets — (14.8)%		(214,537,010)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.1)%		(434,567,115)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (24.7)%		(356,204,170)
Net Assets Applicable to Common Shares — 100.0%		$ 1,444,872,107

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2031 to June 1, 2046, is $62,200,889.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 8,057,737	$ 19,832,964 (a)	$ —	$ —	$ —	$ 27,890,701	27,887,912	$ 304,046	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,715,424,272	$ —	$ 1,715,424,272
Municipal Bonds Transferred to Tender Option Bond Trusts	—	706,789,685	—	706,789,685
Warrants	—	—	75,744	75,744
Short-Term Securities
Money Market Funds	27,890,701	—	—	27,890,701
	$27,890,701	$2,422,213,957	$75,744	$2,450,180,402
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(431,375,204)	$—	$(431,375,204)
VRDP Shares at Liquidation Value	—	(587,700,000)	—	(587,700,000)
	$—	$(1,019,075,204)	$—	$(1,019,075,204)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
Portfolio Abbreviation (continued)
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments